UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2009 (Unaudited)

	Number
	of Shares	Value
COMMON STOCK 70.8%
DIVERSIFIED 6.1%
Cousins Properties	285,881	$2,367,095
Dexus Property Group (Australia)	3,444,700	2,567,882
Lexington Realty Trust(a)	941,346	4,800,865
Vornado Realty Trust(a)	385,644	24,839,330
		34,575,172
HEALTH CARE 9.7%
Brookdale Senior Living(a)	541,908	9,824,792
Chartwell Seniors Housing (Canada)	227,500	1,413,044
Cogdell Spencer(b)	611,447	2,934,946
HCP(a)	534,430	15,359,518
Health Care REIT(a)	105,750	4,401,315
LTC Properties(a)	6,806	163,616
Nationwide Health Properties(a)	247,610	7,673,434
Senior Housing Properties Trust	220,428	4,212,379
Ventas(a)	223,340	8,598,590
		54,581,634
HOTEL 4.5%
Hospitality Properties Trust(a)	480,364	9,785,015
Host Hotels & Resorts(a)	1,304,919	15,358,896
		25,143,911
INDUSTRIAL 4.1%
AMB Property Corp.(a)	188,416	4,324,147
ProLogis(a)	1,556,119	18,548,939
		22,873,086
MORTGAGE 0.5%
MFA Financial(a)	336,040	2,674,878

OFFICE 13.6%
BioMed Realty Trust(a)	506,580	6,990,804
Boston Properties(a),(b)	301,778	19,781,548

	Number of Shares	Value
Brandywine Realty Trust(a)	623,903	$6,887,889
Brookfield Properties Corp.	595,031	6,700,049
ING Office Fund (Australia)	5,032,500	2,486,216
Kilroy Realty Corp.(a)	187,477	5,200,612
Liberty Property Trust(a)	267,933	8,715,860
Mack-Cali Realty Corp.(a)	450,187	14,554,546
SL Green Realty Corp.(a)	119,470	5,238,759
		76,556,283
OFFICE/INDUSTRIAL 0.8%
PS Business Parks(a)	82,092	4,212,962

RESIDENTIAL 11.4%
APARTMENT 10.9%
American Campus Communities(a)	125,728	3,375,797
Apartment Investment & Management Co.(a)	494,507	7,293,978
AvalonBay Communities(a)	145,297	10,567,451
Colonial Properties Trust	68,592	667,400
Education Realty Trust(b)	368,147	2,183,112
Equity Residential(a)	629,719	19,332,373
Home Properties(a)	109,899	4,735,548
Post Properties	199,066	3,583,188
UDR(a)	626,880	9,867,091
		61,605,938
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties(a)	63,247	2,706,339
TOTAL RESIDENTIAL		64,312,277

SELF STORAGE 5.5%
Extra Space Storage(a)	291,500	3,075,325
Public Storage(a)	242,880	18,274,291
Sovran Self Storage(a)	184,214	5,605,632
U-Store-It Trust(a),(b)	639,600	3,997,500
		30,952,748

	Number of Shares	Value
SHOPPING CENTER 14.6%
COMMUNITY CENTER 5.4%
Developers Diversified Realty Corp.(a)	837,900	$7,742,196
Federal Realty Investment Trust(a)	49,832	3,058,190
Inland Real Estate Corp.(a)	356,660	3,124,342
Kimco Realty Corp.(a)	518,781	6,764,904
Regency Centers Corp.(a)	83,874	3,107,532
Weingarten Realty Investors(a)	331,507	6,603,619
		30,400,783
FREE STANDING 0.8%
National Retail Properties(a)	205,438	4,410,754

REGIONAL MALL 8.4%
Glimcher Realty Trust	583,137	2,140,113
Macerich Co.(a)	299,937	9,097,089
Simon Property Group(a)	520,410	36,132,066
		47,369,268
TOTAL SHOPPING CENTER		82,180,805
TOTAL COMMON STOCK (Identified cost—$347,725,794)		398,063,756

PREFERRED SECURITIES—$25 PAR VALUE 34.2%
BANK 4.7%
BAC Capital Trust X, 6.25%, due 3/29/55, Series B	225,000	4,250,250
Bank of America Corp., 8.625%, Series MER(a)	116,300	2,752,821
BB&T Capital Trust VI, 9.60%, due 8/1/64(a)	166,800	4,570,320
Citigroup Capital VIII, 6.95%, due 9/15/31 (TruPS)(a),(b)	160,048	3,180,154
Cobank ACB, 7.00%, 144A, ($50 par value)(a),(c),(d)	120,000	4,170,000
JPMorgan Chase Capital XXVI, 8.00%, due 5/15/48, Series Z(a)	99,375	2,674,181
KeyCorp Capital IX, 6.75%, due 12/15/66	150,000	3,112,500
Wachovia Capital Trust X, 7.85%, due 12/1/67(a)	68,425	1,700,361
		26,410,587
BANK—FOREIGN 6.9%
Barclays Bank PLC, 8.125%(a)	460,550	11,237,420
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	157,634	3,269,329

	Number of Shares	Value
Deutsche Bank Contingent Capital Trust III, 7.60%(a)	235,000	$5,470,800
HSBC Holdings PLC, 8.125%(a)	150,000	3,876,000
Santander Finance Preferred, 4.00%, Series 6 (FRN)	171,490	2,822,725
Santander Finance Preferred, 10.50%, Series 10	436,282	11,814,517
		38,490,791
ELECTRIC—INTEGRATED 1.4%
Dominion Resources, 8.375%, due 6/15/64, Series A(a)	200,000	5,364,000
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)(a)	106,150	2,664,365
		8,028,365
ENERGY- INTEGRATED OIL & GAS 0.4%
Nexen, 7.35%, due 11/1/43, Series B	100,469	2,304,759

FINANCE 3.4%
INVESTMENT ADVISORY SERVICES 0.6%
Ameriprise Financial, 7.75%, due 6/15/39(a)	135,225	3,346,819

INVESTMENT BANKER/BROKER 1.2%
Bear Stearns Capital Trust III, 7.80%, 5/15/31(a)	70,000	1,754,200
Merrill Lynch Capital Trust I, 6.45%, due 12/15/66, Series K	150,000	2,794,500
Morgan Stanley Capital Trust III, 6.25%(a)	99,962	2,176,172
		6,724,872
INVESTMENT BANKER/BROKER—FOREIGN 0.3%
Credit Suisse Guernsey, 7.90%(a)	80,000	2,004,000

MORTGAGE LOAN/BROKER 1.3%
Countrywide Capital IV, 6.75%, due 4/1/33(a)	140,000	2,823,800
Countrywide Capital V, 7.00%, due 11/1/36(a)	207,500	4,268,275
		7,092,075
TOTAL FINANCE		19,167,766

GAS—DISTRIBUTION 0.4%
Southwest Gas Capital Trust II, 7.70%, due 9/15/43(a)	90,039	2,250,075

INSURANCE 5.8%
LIFE/HEALTH INSURANCE—FOREIGN 0.4%
Prudential PLC, 6.50%, Series A	100,000	2,349,000

	Number of Shares	Value
MULTI-LINE 0.4%
MetLife, 6.50%, Series B(a)	90,000	$2,135,700

MULTI-LINE—FOREIGN 2.9%
Aegon NV, 6.375%	203,755	3,398,634
Allianz SE, 8.375%(a)	332,725	7,972,091
ING Groep N.V., 7.375%(a)	281,575	4,674,145
		16,044,870
PROPERTY CASUALTY—FOREIGN 1.0%
Arch Capital Group Ltd., 8.00%	135,000	3,307,500
Arch Capital Group Ltd., 7.875%, Series B	100,443	2,385,521
		5,693,021
REINSURANCE—FOREIGN 1.1%
Aspen Insurance Holdings Ltd., 7.401%, Series A	160,000	3,248,000
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)	40,000	2,863,752
		6,111,752
TOTAL INSURANCE		32,334,343

MEDIA—DIVERSIFIED SERVICES 2.6%
Comcast Corp., 6.625%, due 5/15/56(a)	150,060	3,601,440
Comcast Corp., 7.00%, due 9/15/55, Series B(a)	310,094	7,746,148
Viacom, 6.85%, due 12/5/55(a)	134,957	3,152,596
		14,500,184
REAL ESTATE 7.4%
DIVERSIFIED 2.0%
Duke Realty Corp., 6.95%, Series M(a)	100,000	1,981,000
Duke Realty Corp., 7.25%, Series N(a)	133,400	2,802,734
Duke Realty Corp., 8.375%, Series O(a)	100,004	2,427,097
Lexington Realty Trust, 6.50%, Series C ($50 par value)	94,700	2,824,901
Vornado Realty Trust, 6.75%, Series H(a)	56,100	1,164,075
		11,199,807

	Number of Shares	Value
HEALTH CARE 0.7%
Omega Healthcare Investors, 8.375%, Series D(a)	159,669	$3,923,866

OFFICE 0.5%
BioMed Realty Trust, 7.375%, Series A(a)	55,000	1,223,750
SL Green Realty Corp., 7.625%, Series C(a)	70,000	1,551,900
		2,775,650
OFFICE/INDUSTRIAL 0.8%
PS Business Parks, 7.00%, Series H(a)	108,864	2,420,047
PS Business Parks, 7.95%, Series K(a)	83,500	2,018,195
		4,438,242
RESIDENTIAL- APARTMENT 0.8%
Apartment Investment & Management Co., 8.00%, Series V(a)	101,000	2,139,180
Apartment Investment & Management Co., 7.875%, Series Y(a)	110,000	2,310,000
		4,449,180
SELF STORAGE 0.6%
Public Storage, 7.25%, Series I(a)	70,007	1,764,876
Public Storage, 7.25%, Series K(a)	80,035	1,993,672
		3,758,548
SHOPPING CENTER—COMMUNITY CENTER 1.8%
Developers Diversified Realty Corp., 7.50%, Series I(a)	53,603	943,413
Kimco Realty Corp., 7.75%, Series G(a)	134,996	3,287,152
Regency Centers Corp., 7.25%, Series D(a)	100,000	2,220,000
Weingarten Realty Investors, 6.50%, Series F(a)	182,540	3,650,800
		10,101,365
SPECIALTY 0.2%
Digital Realty Trust, 7.875%, Series B(a)	46,900	1,116,689
TOTAL REAL ESTATE		41,763,347

TELECOMMUNICATION SERVICES 1.2%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(a)	217,505	5,002,615

	Number of Shares	Value
United States Cellular Corp., 7.50%, due 6/15/34(a)	72,400	$1,712,984
		6,715,599
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$199,215,773)		191,965,816

PREFERRED SECURITIES—CAPITAL SECURITIES 50.0%
BANK 13.2%
AgFirst Farm Credit Bank, 6.585%, due 6/29/49, 144A(a),(d)	3,000,000	1,912,347
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(a),(c),(d),(e)	18,000,000	12,826,638
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(a),(c)	10,000,000	10,279,500
Bank of America Corp., 8.125%, due 12/29/49(a)	6,500,000	5,786,885
Citigroup Capital XXI, 8.30%, due 12/21/57	4,000,000	3,595,000
CoBank ACB, 11.00%, Series C, 144A(a),(d)	100,000	4,606,250
CoBank ACB, 7.875%, due 4/16/18, 144A(a),(d)	1,250,000	1,218,880
JP Morgan Chase Capital XVIII, 6.95%, due 8/1/66, Series R(a)	3,600,000	3,462,696
JPMorgan Chase & Co., 7.90%, due 4/29/49(a),(e)	10,000,000	9,630,970
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(a),(d),(e)	8,600,000	8,133,820
Sovereign Capital Trust VI, 7.908%, due 6/13/36(a)	4,250,000	3,872,077
Wells Fargo & Co., 7.98%, due 2/28/49(a)	5,750,000	5,261,250
Wells Fargo Capital XIII, 7.70%, due 12/29/49(a)	2,000,000	1,770,000
Zions Bancorporation, 7.75%, due 9/23/14	2,200,000	1,970,954
		74,327,267
BANK—FOREIGN 11.3%
Barclays Bank PLC, 6.278%, due 12/31/49(a)	8,000,000	6,040,000
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(a),(d),(e)	6,180,000	5,500,200
BBVA International Preferred SA, 5.919%, due 12/18/49(a)	5,000,000	3,755,290
BNP Paribas, 7.195%, due 12/31/49, 144A(a),(d)	6,000,000	5,280,000
Groupe BPCE SA, 12.50%, due 6/29/49, 144A(d)	1,750,000	1,977,500
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a),(d),(e)	12,430,000	14,325,575
National Australia Bank, 8.00%, due 9/24/49	3,750,000	3,795,000
Rabobank Nederland, 11.00%, due 12/29/49, 144A(a),(d),(e)	10,000,000	12,284,200
Santander Finance Preferred, 10.50%(f)	2,950,000	3,186,000

	Number of Shares	Value
Societe Generale, 8.75%, due 4/7/49	2,000,000	$1,998,000
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(a),(d)	6,350,000	5,221,021
		63,362,786
ELECTRIC—INTEGRATED 1.7%
Dominion Resources Capital Trust I, 7.83%, due 12/1/27(a)	3,714,000	3,610,632
DPL Capital Trust II, 8.125%, due 9/1/31(a)	3,000,000	2,941,671
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	3,000,000	2,944,344
		9,496,647
FINANCE 6.5%
CREDIT CARD 2.3%
American Express Co., 6.80%, due 9/1/66(a)	7,953,000	6,879,345
Capital One Capital III, 7.686%, due 8/15/36(a)	4,000,000	3,440,000
Capital One Capital V, 10.25%, due 08/15/39	2,750,000	3,046,414
		13,365,759
DIVERSIFIED FINANCIAL SERVICES 1.7%
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(a),(d),(e)	10,500,000	9,555,000

INVESTMENT BANKER/BROKER 2.5%
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)	3,000,000	2,763,294
Goldman Sachs Capital II, 5.793%, due 12/29/49(a)	5,892,000	4,271,700
Schwab Capital Trust I, 7.50%, due 11/15/37(a)	7,500,000	6,809,497
		13,844,491
TOTAL FINANCE		36,765,250

FOOD 1.7%
Dairy Farmers of America, 7.875%, 144A(a),(c),(d)	75,000	5,430,473
HJ Heinz Finance Co, 8.00%, due 7/15/13, 144A(a),(d)	40	4,121,250
		9,551,723
GAS UTILITIES 1.1%
Southern Union Co., 7.20%, due 11/1/66(a)	7,500,000	5,943,750

	Number of Shares	Value
INSURANCE 10.0%
LIFE/HEALTH INSURANCE 0.7%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a),(d)	5,000,000	$4,175,000

MULTI-LINE 5.2%
AXA SA, 6.379%, due 12/14/49, 144A(a),(d)	2,450,000	1,984,500
AXA SA, 6.463%, due 12/31/49, 144A(a),(d)	4,000,000	3,160,000
AXA SA, 8.60%, due 12/15/30(a),(e)	5,000,000	5,211,850
MetLife, 10.75%, due 8/1/69(a),(e)	5,000,000	6,039,760
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(d)	7,000,000	7,298,746
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	2,000,000	1,640,000
USF&G Capital, 8.312%, due 7/1/46, 144A(a),(d)	3,845,000	3,752,993
		29,087,849
PROPERTY CASUALTY 4.1%
ACE Capital Trust II, 9.70%, due 4/1/30(a)	3,910,000	3,901,633
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(a),(d)	4,000,000	2,700,000
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a),(d)	8,000,000	5,856,432
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(d)	7,500,000	5,812,500
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(a),(d)	5,000,000	4,825,000
		23,095,565
TOTAL INSURANCE		56,358,414

PIPELINES 2.2%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	6,000,000	5,347,524
Enterprise Products Operating LP, 8.375%, due 8/1/66(a)	7,500,000	7,021,342
		12,368,866
TELECOMMUNICATION SERVICES 2.3%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a),(d)	12,954	12,994,481

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$286,760,294)		281,169,184

	Principal Amount	Value
CORPORATE BONDS 2.4%
FINANCE— INVESTMENT BANKER/BROKER 0.6%
Raymond James Financial, 8.60%, due 08/15/19	$3,000,000	$3,318,408

INSURANCE— LIFE/HEALTH 0.4%
Unum Group, 7.125%, due 9/30/16	2,500,000	2,532,935

MEDIA 0.4%
Cablevision System Corp., 8.625%, due 9/15/17, 144A(d)	2,000,000	2,075,000

REAL ESTATE 1.0%
HOTEL 0.5%
Hospitality Properties Trust, 7.875%, due 8/15/14	3,000,000	3,008,766

SHOPPING CENTER—COMMUNITY CENTER 0.5%
Developers Diversified Realty Corp., 9.625%, due 3/15/16	2,750,000	2,761,899
TOTAL REAL ESTATE		5,770,665
TOTAL CORPORATE BONDS (Identified cost—$13,175,819)		13,697,008

	Number of Shares
SHORT-TERM INVESTMENTS 2.7%
MONEY MARKET FUNDS
Dreyfus Treasury Cash Management Fund, 0.00%(g)	10,336,503	10,336,503
Fidelity Institutional Money Market Treasury Only Fund, 0.08%(g)	4,639,978	4,639,978
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$14,976,481)		14,976,481

		Value
TOTAL INVESTMENTS (Identified cost—$861,854,161)	160.1%	$899,872,245

LIABILITIES IN EXCESS OF OTHER ASSETS	(60.1)%	(337,968,371)

NET ASSETS (Equivalent to $11.62 per share based on 48,357,578 shares of common stock outstanding)	100.0%	$561,903,874

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)	A portion or all of the security is pledged in connection with the revolving credit agreement: $622,023,006 has been pledged as collateral.
(b)	A portion of the security is segregated as collateral for interest rate swap transactions: $16,936,500 has been segregated as collateral.
(c)	Illiquid security. Aggregate holdings equal 5.8% of net assets of the Fund.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 26.9% of net assets of the Fund.
(e)	Re-hypothecated in connection with the Fund’s outstanding revolving credit agreement. Aggregate holdings equal 13.0% of net assets of the Fund.
(f)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.6% of net assets.

(g)	Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at September 30, 2009 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$45,000,000	3.510%	0.246%	December 22, 2012	$(2,358,192)
Royal Bank of Canada	$60,000,000	3.653%	0.243%	July 17, 2013	(3,468,433)
Royal Bank of Canada	$70,000,000	3.615%	0.246%	March 29, 2014	(3,764,457)
					$(9,591,082)

(a)  Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.  If after a close of the foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing

NOTES TO FINANCIAL STATEMENTS (continued)

involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

NOTES TO FINANCIAL STATEMENTS (continued)

	Fair Value Measurements at September 30, 2009 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$398,063,756	$398,063,756	$—	$—
Preferred Securities - $25 Par Value - Bank	26,410,587	22,240,587	—	4,170,000
Preferred Securities - $25 Par Value — Reinsurance - Foreign	6,111,752	3,248,000	2,863,752	—
Preferred Securities - $25 Par Value — Other Industries	159,443,477	159,443,477	—	—
Preferred Securities - Capital Securities — Bank - Foreign	63,362,786	—	55,345,286	8,017,500
Preferred Securities - Capital Securities - Food	9,551,723	—	4,121,250	5,430,473
Preferred Securities - Capital Securities — Insurance — Multi-Line	29,087,849	—	23,048,089	6,039,760
Preferred Securities - Capital Securities — Telecommunication Services	12,994,481	—	—	12,994,481
Preferred Securities - Capital Securities - Other Industries	166,172,345	—	166,172,345	—
Corporate Bonds	13,697,008	—	13,697,008	—
Money Market Funds	14,976,481	—	14,976,481	—
Total Investments	$899,872,245	$582,995,820	$280,224,211	$36,652,214
Other Financial Instruments*	(9,591,082)	—	(9,591,082)	—

* Other financial instruments are interest rate swap contracts.

NOTES TO FINANCIAL STATEMENTS (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2008	$24,596,427
Accrued discounts	1,005
Realized loss	(1,940,053)
Change in unrealized appreciation	9,891,950
Net purchases	4,102,885
Balance as of September 30, 2009	$36,652,214

Note 2. Derivative Instruments

The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2009:

Interest Rate Swaps	$(9,591,082)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of

NOTES TO FINANCIAL STATEMENTS (continued)

loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Options:  The Fund may write covered call options on an index or a security with the intention of earning option premiums. Option premiums generate current income and may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain or loss on the option to the extent of the premiums received. Premiums received from writing options which are exercised or are closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Note 3. Income Tax Information

As of September 30, 2009, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$100,037,740
Gross unrealized depreciation	(62,019,656)
Net unrealized appreciation	$38,018,084

Cost for federal income tax purposes	$861,854,161

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 23, 2009